Other operating income and expense	12 Months Ended
Dec. 31, 2018
Other operating income and expense
Other operating income and expense

16. Other operating income and expense

The details of other operating income and expenses are presented for the years reported in the tables below:

OTHER OPERATING INCOME

	Year Ended December 31,
	2018	2017	2016
	(€ in thousands)
Government grant income	11	120	75
Amortization of gain on sale and leaseback transactions	119	206	283
Reimbursement of transaction costs	121	254	127
Gains from foreign exchange transactions	794	135	645
Other	252	286	287
Total	1,297	1,001	1,417

Other operating income includes an amount of kEUR 38 (2017: kEUR 33) for the movement of impairment on trade receivables.

OTHER OPERATING EXPENSE

	Year Ended December 31,
	2018	2017	2016
	(€ in thousands)
Impairment loss on trade receivables	224	240	379
Losses from foreign exchange transactions	511	1,585	2,077
Impairment of Goodwill	--	--	1,130
Equity-settled share-based payment transaction in relation to the establishment of a subsidiary with non-controlling interest	--	--	256
Other	16	19	39
Total	751	1,844	3,881